Settlements Payable (Details Narrative) (10-Q)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 22, 2016 USD ($) Integer	Dec. 31, 2015 USD ($)
Settlements liabilities		$ 70,000
PayOff Agreement [Member] | WHC Capital, LLC [Member]
Settlements liabilities			$ 100,000
Number of settlement installments | Integer			5
Number of convertible notes | Integer			2
PayOff Agreement [Member] | WHC Capital, LLC [Member] | October 21, 2016 through February 21, 2017 [Member]
Settlements liabilities			$ 114,002
PayOff Agreement [Member] | WHC Capital, LLC [Member] | Range One [Member] | October 21, 2016 through February 21, 2017 [Member]
Settlements liabilities			15,000
PayOff Agreement [Member] | WHC Capital, LLC [Member] | Range Two [Member] | October 21, 2016 through February 21, 2017 [Member]
Settlements liabilities			$ 25,000